Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Capital Expenditures on the Construction-in-progress

In connection with the Company’s construction-in-progress of its manufacturing facilities as disclosed in Note 8, the Company’s future minimum capital expenditures on the construction-in-progress project are as follows:

Twelve months ending March 31,	Total
2021	$3,790,645
2022	1,106,957
2023	-
2024	-
2025	541,928
Total	$5,439,530

In connection with the Company’s construction-in-progress of its manufacturing facilities as disclosed in Note 8, the Company’s future minimum capital expenditures on the construction-in-progress project are as follows:

12 months ending September 30,	Total
2020	$4,473,815
2021	872,512
2022	-
2023	-
2024	552,591
Total	$5,898,918